Appendix 3 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2018
APPENDIX 3 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
Summary of Details of Due Dates of Payments to Suppliers

This appendix forms an integral part of these consolidated financial statements.

	December 31, 2018				December 31, 2017
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers with Current Payments	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Up to 30 days	45,355,153	230,133,777	78,973,248	354,462,178	71,248,286	264,992,418	91,209,336	427,450,040
From 31 to 60 days	4,284,025	19,179,502	71,745,150	95,208,677	—	—	—	—
From 61 to 90 days	16,452,406	—	—	16,452,406	—	—	—	—
From 91 to 120 days	—	—	—	—	—	—	—	—
From 121 to 365 days	—	—	—	—	—	—	—	—
More than 365 days	—	6,766	2,106,099	2,112,865	—	4,485	—	4,485
Total	66,091,584	249,320,045	152,824,497	468,236,126	71,248,286	264,996,903	91,209,336	427,454,525